Corporate and Group information (Details) $ / shares in Units, T in Millions, $ in Millions			1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 18, 2025 USD ($) T $ / shares	Apr. 30, 2025	May 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2021	Jun. 30, 2025 USD ($) patent km application country	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Number of patents granted or issued | patent						181
Number of applications in progress | application						80
Number of countries | country						93
Percentage of NCI (%)					16.00%
Global PGM supply (in percent)						0.20
Major business combination | First Deferred Cash Payment
Disclosure of detailed information about financial instruments [line items]
Period minimum to receive deferred cash payment	12 months
Major business combination | Second Deferred Cash Payment
Disclosure of detailed information about financial instruments [line items]
Period minimum to receive deferred cash payment	12 months
Kabanga Nickel Limited
Disclosure of detailed information about financial instruments [line items]
Number of kilometers distance | km						340
Percentage of NCI (%)						17.00%
Percentage of Ownership (%)						83.00%		83.00%
Kabanga Nickel Limited | Major business combination
Disclosure of detailed information about financial instruments [line items]
Percentage of Ownership (%)	100.00%
Percentage of control of project	100.00%
Total consideration amount	$ 10.0
Aggregate funding	$ 250.0
Reference share price (in dollars per share) | $ / shares	$ 4.16
Reference amount	$ 28.0
Maximum amount of payment for contingent consideration arrangements	83.0
Maximum payment amount, resettlement action plan triggering event	$ 75.0
Kabanga Nickel Limited | Major business combination | First Deferred Cash Payment
Disclosure of detailed information about financial instruments [line items]
Period payable for fixed cash payment	30 days
Kabanga Nickel Limited | Major business combination | Second Deferred Cash Payment
Disclosure of detailed information about financial instruments [line items]
Period payable for fixed cash payment	30 days
Kabanga Nickel Limited | Major business combination | BHP
Disclosure of detailed information about financial instruments [line items]
Interest held	17.00%
Tembo Nickel Corporation Limited (TNCL) | Government Of Tanzania
Disclosure of detailed information about financial instruments [line items]
Percentage of NCI (%)						16.00%
Tembo Nickel Corporation Limited (TNCL) | Kabanga Nickel Limited
Disclosure of detailed information about financial instruments [line items]
Percentage of Ownership (%)						84.00%
Lifezone Recycling US, LLC
Disclosure of detailed information about financial instruments [line items]
Percentage of Ownership (%)		94.00%	94.40%			94.40%		94.00%
Amount funded to entity			$ 2.0
Lifezone Recycling US, LLC | Glencore
Disclosure of detailed information about financial instruments [line items]
Percentage of NCI (%)						5.56%	6.00%
Kabanga Nickel Limited
Disclosure of detailed information about financial instruments [line items]
Investment amount						$ 420.0
Kabanga Nickel Limited | Major business combination
Disclosure of detailed information about financial instruments [line items]
Number of tonnes per annum | T	3.4
Lifezone And Glencore | Lifezone Recycling US, LLC
Disclosure of detailed information about financial instruments [line items]
Amount funded to entity			$ 2.0	$ 1.5